SEGMENTED INFORMATION	6 Months Ended	12 Months Ended
	Dec. 25, 2021	Jun. 26, 2021
SEGMENTED INFORMATION

20.	SEGMENT INFORMATION

The Company currently operates in one segment, the production and sale of cannabis products, which is how the Company’s Chief Operating Decision Maker manages the business and makes operating decisions. The Company’s cultivation operations are not considered significant to the overall operations of the Company. Intercompany sales and transactions are eliminated in consolidation.

Medmen Enterprises Inc. [Member]
SEGMENTED INFORMATION

27. SEGMENTED INFORMATION

The Company currently operates in one segment, the production and sale of cannabis products, which is how the Company’s Chief Operating Decision Maker manages the business and makes operating decisions. The Company’s cultivation operations are not considered significant to the overall operations of the Company. Intercompany sales and transactions are eliminated in consolidation.